RELATED PARTY TRANSACTIONS (Narrative) (Details)				0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 22, 2012 Pershing Shareholder	May 24, 2012 Pershing Shareholder Common Stock	May 22, 2012 Barry Honig and Family	May 24, 2012 Barry Honig and Family Convertible Series A Preferred Stock	Dec. 31, 2012 Honig And Pershing Shareholder
Common Stock, Shares Outstanding	77,112,500	25,000,000	750,000		5,600,003
Shares Issued For Cash				1,250,000		5,000,000
Voting Control

In addition to being large shareholders of Pershing and the Company, both the Pershing Shareholder and Mr. Honig/entities controlled by Mr. Honig, directly and indirectly, may influence Pershing’s decisions with respect to voting of the 25,000,000 shares of the Company’s common stock as of December 31, 2012, owned by Pershing through their investments in both the Company and Pershing

Percentage of Preferred Stock holding after merger							18.00%